John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.0%				$241,418,686
(Cost $249,257,872)
California 99.4%				237,445,117
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,032,658
Alameda Corridor Transportation Authority Capital Appreciation Senior, Series A, Convertible (0.000% to 10-01-37, then 5.400% thenafter)	0.000	10-01-50	2,500,000	1,254,826
Antelope Valley Community College District Election 2016, Series B, GO	4.000	08-01-45	500,000	475,733
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A (A)	5.000	10-01-33	2,000,000	2,295,491
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,791,956
California Community Choice Financing Authority Clean Energy Project Revenue, Series A	4.000	10-01-52	1,250,000	1,273,466
California Community Housing Agency Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	480,884
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	939,489
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,010,000	1,010,269
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,511,110
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	470,000	480,159
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	938,915
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,637,221
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,015,762
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	431,434
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	345,315
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	233,568
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,025,407
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	947,904
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,750,000	1,710,463
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,052,782
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,490,148
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,024,493
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,046,885
California Housing Finance Agency Series A	4.250	01-15-35	955,459	958,107
California Infrastructure & Economic Development Bank National Charter School Revolving Loan Fund Revenue Senior Equitable School Revolving Fund, Series B	4.125	11-01-52	1,300,000	1,210,124
California Infrastructure & Economic Development Bank Sustainability Bonds, California Science Center Phase III	4.000	05-01-36	1,000,000	1,008,625
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	$1,480,742
California Municipal Finance Authority Community Facilities District, No. 2020-6	5.000	09-01-42	500,000	496,731
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	376,443
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,027,558
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,610,235
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,752,465
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,565,000	1,408,324
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,098,959
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	07-01-39	2,500,000	2,516,002
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	999,299
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,718,179
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-46	1,100,000	1,015,750
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	500,000	479,677
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	500,000	474,521
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,042,955
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	485,000	468,099
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	325,000	304,938
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	117,981
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,177,500
California School Finance Authority Classical Academies Oceanside (B)	5.000	10-01-42	500,000	510,211
California School Finance Authority College Housing Revenue (B)	4.000	11-01-41	1,000,000	851,122
California School Finance Authority College Housing Revenue (B)	4.000	11-01-55	580,000	449,400
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	1,010,080
California School Finance Authority John Adams Academies, Series A (B)	5.125	07-01-62	1,000,000	942,662
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,518,332
California State Public Works Board California Air Resource Board, Series D	4.000	05-01-44	1,000,000	980,119
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,133,174
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,607,268
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	1,935,730
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,520,650
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	$1,856,721
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,716,814
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	815,000	838,714
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,016,226
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	1,125,000	1,066,617
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,065,355
California Statewide Communities Development Authority Redwoods Project (C)	5.375	11-15-44	1,500,000	1,554,029
California Statewide Communities Development Authority Special Tax Community Facilities District No. 2020 02	5.125	09-01-42	500,000	505,171
California Statewide Communities Development Authority Statewide Community Infrastructure Program Revenue, Series A	4.000	09-02-51	1,000,000	833,784
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,400,000	2,442,484
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,880,000	2,930,980
Cascade Union Elementary School District Election 2016, Series A, GO (C)	3.750	08-01-46	250,000	221,660
Chino Valley Unified School District Capital Appreciation Election 2016, Series C, GO (D)	4.113	08-01-36	250,000	141,486
Chino Valley Unified School District Capital Appreciation Election 2016, Series C, GO (D)	4.463	08-01-40	675,000	305,173
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (B)	5.000	09-01-52	1,000,000	975,235
City of Belmont Library Project, Series A (C)	5.750	08-01-24	435,000	455,158
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,039,078
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,012,810
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,540,000	1,543,573
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	500,000	544,357
City of Long Beach CA Airport System Revenue Series C, AMT (C)	5.000	06-01-42	500,000	528,727
City of Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	85,000	85,000
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,411,335
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,074,210
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	1,881,780
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	751,280
City of Oroville Revenue Oroville Hospital	5.250	04-01-49	1,000,000	995,322
City of Rocklin Special Tax Community Facilities District No. 10 Whitney (C)	4.000	09-01-43	2,000,000	1,928,303
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	523,462
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,955,000	2,001,334
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	$2,000,000
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	360,000	379,830
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	400,000	420,266
City of Victorville CA Electric Revenue Series A	5.000	05-01-34	500,000	538,190
City of Victorville CA Electric Revenue Series A	5.000	05-01-35	540,000	579,140
City of Victorville CA Electric Revenue Series A	5.000	05-01-36	500,000	534,854
Coachella Valley Water District Stormwater System Revenue Certificates Participation, Series A	5.000	08-01-35	920,000	1,061,110
Coachella Valley Water District Stormwater System Revenue Certificates Participation, Series A	5.000	08-01-36	975,000	1,121,668
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (C)(D)	4.503	08-01-40	3,110,000	1,396,235
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.000	08-01-42	1,250,000	1,320,773
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	970,604
County Of Sacramento Metro Air Park Community Facilities District No. 2000-1 (A)	5.000	09-01-47	1,000,000	1,010,723
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	799,992
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (B)	4.000	08-01-56	1,000,000	816,635
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (B)	3.000	03-01-57	1,000,000	720,533
CSCDA Community Improvement Authority The Link Glendale, Series A2 (B)	4.000	07-01-56	600,000	468,530
Del Mar Union School District Election 2018, Series B, GO	4.000	08-01-46	1,000,000	989,208
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-33	270,000	317,873
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-34	225,000	262,843
East Bay Municipal Utility District Water System Revenue Refunding, Series B-2	5.000	06-01-34	1,000,000	1,211,928
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,138,000
Foothill-Eastern Transportation Corridor Agency Refunding Subordinated, Series B-2 (C)	3.500	01-15-53	1,565,000	1,345,873
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A1	5.000	06-01-31	1,000,000	1,134,632
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,250,000	2,404,278
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,750,000	2,942,351
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A (B)	5.000	07-01-45	1,000,000	986,532
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	555,000	559,816
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	445,000	445,870
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,551,442
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-38	1,045,000	1,042,383
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-42	1,365,000	$1,319,198
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,375,724
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	543,157
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	461,055
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	376,307
Los Angeles Community College District/CA Election 2008, Series K, GO	3.000	08-01-39	1,180,000	1,019,634
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,101,972
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (C)	5.000	11-15-44	1,355,000	1,360,629
Los Angeles Department of Water & Power Power Systems Revenue, Series D	5.000	07-01-44	1,000,000	1,038,972
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,875,000	1,804,922
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	981,256
Moreno Valley Unified School District/CA Series C, GO (C)	3.000	08-01-50	2,000,000	1,543,051
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,397,849
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,810,407
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,533,742
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,613,216
Ontario Public Financing Authority Lease Revenue Civic Center Improvements, Series A (C)	5.000	11-01-52	1,500,000	1,630,301
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,089,603
Orange County Community Facilities District No. 2021-1 Rienda, Series A (A)	5.000	08-15-52	500,000	512,854
Pacifica School District Series C, GO (C)(D)	2.870	08-01-26	1,000,000	893,605
Perris Union High School District Series A, GO (C)	4.000	09-01-43	2,000,000	1,928,303
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,063,397
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	2,535,000	1,950,103
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	1,983,908
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	765,000
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,280,166
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (C)	4.000	09-01-35	1,125,000	1,148,266
Riverside County Infrastructure Financing Authority Series A	5.000	11-01-28	525,000	597,146
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,025,904
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	1,000,000	971,100
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Salinas Union High School District Series A, GO	4.000	08-01-47	1,500,000	$1,421,833
San Bernardino Community College District Election of 2008, Series B, GO (D)	4.368	08-01-44	1,530,000	591,229
San Diego County Regional Airport Authority Series A	4.000	07-01-56	1,000,000	922,757
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,252,221
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,062,594
San Diego Unified School District Series I, GO (D)	4.147	07-01-39	1,250,000	624,530
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,191,948
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,894,045
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	3,000,000	3,027,004
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,641,536
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,215,000	1,207,130
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,070,853
San Francisco City & County Airport Commission International Airport Series A, AMT	5.000	05-01-49	1,500,000	1,553,806
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,570,752
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,257,493
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,037,142
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,654,720
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-50	1,000,000	909,498
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	491,766
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	459,317
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	723,385
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,178,575
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	2,293,128
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	2,295,287
Santa Cruz County Capital Financing Authority Green Bonds	4.125	06-01-48	1,420,000	1,363,737
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	756,519
Santa Maria Joint Union High School District Election 2016, GO	3.000	08-01-41	1,000,000	809,181
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	1,985,468
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	457,786
South Placer Wastewater Authority California Wastewater Revenue Refunding	5.000	11-01-34	430,000	501,547
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	$1,038,064
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,137,033
Southwestern Community College District Series D, GO	3.000	08-01-41	2,000,000	1,636,862
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,371,550
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	480,872
Three Rivers Levee Improvement Authority Special Tax Revenue Refunding Community Facilities District	4.000	09-01-51	1,000,000	859,662
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	388,661
University of California Revenues General, Series Bank (A)	5.000	05-15-52	1,720,000	1,895,405
University of California Revenues General, Series BM (A)	5.000	05-15-39	1,000,000	1,099,468
University of California Series AZ	5.000	05-15-48	1,500,000	1,619,936
Vista Unified School District Series B, GO (C)	4.250	08-01-44	1,500,000	1,498,489
Vista Unified School District Series B, GO (C)	5.000	08-01-42	1,000,000	1,112,981
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	855,000	855,000
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,644,803
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,030,543
Yorba Linda Water District Series A	4.000	10-01-52	1,130,000	1,081,664
Puerto Rico 1.6%				3,973,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.202	07-01-31	1,500,000	1,037,295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,430,704
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.326	07-01-46	2,500,000	712,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	792,712

	Yield (%)	Shares	Value
Short-term investments 2.6%			$6,058,407
(Cost $6,058,439)
Short-term funds 2.6%
John Hancock Collateral Trust (F)	2.3160(G)	606,241	6,058,407
Total investments (Cost $255,316,311) 103.6%			$247,477,093
Other assets and liabilities, net (3.6%)			(8,523,745)
Total net assets 100.0%			$238,953,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-22.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.0
Build America Mutual Assurance Company	4.1
California Mortgage Insurance	2.4
National Public Finance Guarantee Corp.	2.2
Ambac Financial Group, Inc.	0.2
TOTAL	13.9
The fund had the following sector composition as a percentage of total investments on 8-31-22:
General obligation bonds	14.6%
Revenue bonds	83.0%
Other revenue	15.5%
Health care	14.1%
Facilities	10.2%
Education	8.1%
Tobacco	6.4%
Transportation	6.3%
Airport	5.3%
Water and sewer	5.1%
Housing	4.2%
Development	4.1%
Utilities	3.3%
Pollution	0.4%
Short-term investments	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$241,418,686	—	$241,418,686	—
Short-term investments	6,058,407	$6,058,407	—	—
Total investments in securities	$247,477,093	$6,058,407	$241,418,686	—
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	606,241	—	$9,824,890	$(3,766,444)	$(7)	$(32)	$10,150	—	$6,058,407
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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